BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 10, 2020
Current assets
Cash	$ 1,265,715	$ 1,667,600
Prepaid expenses	526,850	727,217
Total Current Assets	1,792,565	2,394,817
Cash held in Trust Account	345,004,700	345,000,000
TOTAL ASSETS	346,797,265	347,394,817
Current liabilities
Accrued expenses	1,213,702	96,590
Accrued offering costs	330,000	340,282
Promissory note - related party		267,768
Total Current Liabilities	1,543,702	704,640
Warrant liabilities	25,627,000	43,147,500	$ 43,147,500
Deferred underwriting fee payable	12,075,000	12,075,000
Total Liabilities	39,245,702	55,927,140	55,830,550
Commitments and Contingencies
Ordinary shares subject to possible redemption, 28,646,767 shares at $10.00 per share	302,551,560	286,467,670	286,466,240
Shareholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	(9,317,719)	6,766,010	6,587,441
Accumulated deficit	14,316,435	(1,767,451)	(1,588,878)
Total Shareholders' Equity	5,000,003	5,000,007	5,000,010	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	346,797,265	347,394,817
Class A Ordinary Share
Shareholder's Equity
Ordinary shares	424	585	$ 584
Total Shareholders' Equity	424	585		0
Class B Ordinary Share
Shareholder's Equity
Ordinary shares	863	863
Total Shareholders' Equity	$ 863	$ 863		$ 0